Fair Value Measurements (Details) - EBP, 005 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 1,217,081,782	$ 1,034,965,862
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	216,485,061	189,145,485
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
COMMON COLLECTIVE TRUST FUNDS
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,000,596,721	845,820,377
COMMON COLLECTIVE TRUST FUNDS | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
COMMON COLLECTIVE TRUST FUNDS | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
COMMON COLLECTIVE TRUST FUNDS | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
EMPLOYER SECURITIES
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	60,790,842	63,740,012
EMPLOYER SECURITIES | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	60,790,842	63,740,012
EMPLOYER SECURITIES | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
EMPLOYER SECURITIES | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
MUTUAL FUNDS
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	150,313,636	123,628,937
MUTUAL FUNDS | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	150,313,636	123,628,937
MUTUAL FUNDS | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
MUTUAL FUNDS | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
BROKERAGE ACCOUNT
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	5,380,583	1,776,536
BROKERAGE ACCOUNT | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	5,380,583	1,776,536
BROKERAGE ACCOUNT | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
BROKERAGE ACCOUNT | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 0	$ 0